Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	35.00%
Tax reform act			(134.40%)
Federal valuation allowance	(17.60%)	(18.40%)	147.50%
State valuation allowance	(3.90%)	(3.90%)	3.00%
State and local income taxes	3.50%	3.50%	2.30%
Nondeductible expenses	(1.40%)	(2.30%)	(6.80%)
Noncontrolling interest			2.20%
Uncertain tax position reserves	(0.10%)	(0.10%)	(0.50%)
Research and development tax credits	(1.90%)
Effective income tax rate	(0.40%)	(0.20%)	48.30%